PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES [Line Items]
Opening balance	$ 32,556	$ 50,219	$ 29,886
Changes in provisions
Additional provisions	8,430	27,732	33,457
Increase due to business combination		87
Used provisions	(4,144)	(7,183)	(13,652)
Reversal of unused provision		(33,952)
Increase (decrease) in foreign exchange	(1,889)	(3,494)	(1,144)
Other increases (decreases)	5	(31)	1,672
Decrease through transfer to liabilities included in disposal groups classified as held for sale		(822)
Total Changes	2,402	(17,663)	20,333
Closing balance	34,958	32,556	50,219
Litigations [member]
Disclosure Of PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES [Line Items]
Opening balance	29,091	39,668	29,886
Changes in provisions
Additional provisions	3,763	27,732	24,582
Increase due to business combination		87
Used provisions	(1,834)	(1,743)	(13,652)
Reversal of unused provision		(32,276)
Increase (decrease) in foreign exchange	(1,261)	(3,524)	(1,144)
Other increases (decreases)	5	(31)	(4)
Decrease through transfer to liabilities included in disposal groups classified as held for sale		(822)
Total Changes	673	(10,577)	9,782
Closing balance	29,764	29,091	39,668
Other Provisions [member]
Disclosure Of PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES [Line Items]
Opening balance	3,465	10,551	0
Changes in provisions
Additional provisions	4,667	0	8,875
Increase due to business combination		0
Used provisions	(2,310)	(5,440)	0
Reversal of unused provision		(1,676)
Increase (decrease) in foreign exchange	(628)	30	0
Other increases (decreases)	0	0	1,676
Decrease through transfer to liabilities included in disposal groups classified as held for sale		0
Total Changes	1,729	(7,086)	10,551
Closing balance	$ 5,194	$ 3,465	$ 10,551